CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF INCOME
Interest and similar income	S/ 11,547,648	S/ 12,381,664	S/ 11,522,634
Interest and similar expenses	(2,976,306)	(3,289,913)	(3,033,529)
Net interest, similar income and expenses	8,571,342	9,091,751	8,489,105
Provision for credit losses on loan portfolio	(6,080,289)	(2,100,091)	(1,814,898)
Recoveries of written-off loans	159,781	254,155	283,190
Provision for credit losses on loan portfolio, net of recoveries	(5,920,508)	(1,845,936)	(1,531,708)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	2,650,834	7,245,815	6,957,397
Other income
Commissions and fees	2,912,778	3,232,781	3,126,857
Net gain on foreign exchange transactions	622,783	748,382	737,954
Net gain on securities	523,082	546,814	242,829
Net gain on derivatives held for trading	40,789	6,043	13,262
Net gain from exchange differences	19,804	19,520	16,022
Others	286,981	344,229	273,882
Total other income	4,406,217	4,897,769	4,410,806
Insurance underwriting result
Net premiums earned	2,428,060	2,394,243	2,061,481
Net claims incurred for life, general and health insurance contracts	(1,708,113)	(1,531,418)	(1,212,198)
Acquisition cost	(361,814)	(365,848)	(380,310)
Total insurance underwriting result	358,133	496,977	468,973
Other expenses
Salaries and employee benefits	(3,312,954)	(3,411,023)	(3,219,875)
Administrative expenses	(2,386,108)	(2,361,117)	(2,317,829)
Depreciation and amortization	(497,910)	(455,033)	(429,122)
Impairment loss on goodwill	(63,978)	0	(38,189)
Depreciation for right-of-use assets	(172,005)	(169,406)	0
Others	(758,068)	(268,469)	(239,947)
Total other expenses	(7,191,023)	(6,665,048)	(6,244,962)
Profit before income tax	224,161	5,975,513	5,592,214
Income tax	109,977	(1,623,182)	(1,520,909)
Net profit	334,138	4,352,331	4,071,305
Attributable to:
Credicorp's equity holders	346,894	4,265,304	3,983,865
Non-controlling interest	(12,756)	87,027	87,440
Net profit	S/ 334,138	S/ 4,352,331	S/ 4,071,305
Net basic and dilutive earnings per share attributable to Credicorp's equity holders (in Soles):
Basic	S/ 4.37	S/ 53.66	S/ 50.13
Diluted	S/ 4.36	S/ 53.53	S/ 49.99